Employee benefit obligations - Schedule of significant actuarial assumptions and sensitivity analysis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Staff Retirement Plan [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Discount rate	5.22%
Duration used to set discount rate (in years)	8 years 2 months 12 days
Mortality assumption	PRI-2012(no collaradjustment)and ScaleMMP-2021
Discount rate	5.48
Staff Retirement Plan [Member] | Bottom of range [member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Price inflation	2.50%
Price inflation	2.63
Staff Retirement Plan [Member] | Top of range [member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Price inflation	2.40%
Price inflation	2.2
Restoration Plans [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Discount rate	5.00%
Duration used to set discount rate (in years)	6 years 7 months 9 days
Mortality assumption	PRI-2012(whitecollaradjustment)and ScaleMMP-2021
Discount rate	5.3
Restoration Plans [Member] | Bottom of range [member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Price inflation	2.50%
Price inflation	2.63
Restoration Plans [Member] | Top of range [member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Price inflation	2.40%
Price inflation	2.2
Intelsat Postretirement Benefit Plan [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Discount rate	5.06%
Duration used to set discount rate (in years)	6 years 11 months 26 days
Immediate trend rate	7.02
Ultimate trend rate	3.95
Year rate reaches ultimate trend rate	2050 years
Mortality assumption	PRI-2012(no collaradjustment)and ScaleMMP-2021
Discount rate	5.34
Immediate trend rate	6.64
Ultimate trend rate	3.94
Year rate reaches ultimate trend rate	2049 years
SES postretirement benefit plan [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Discount rate	4.99%
Immediate trend rate	8.5
Ultimate trend rate	4
Year rate reaches ultimate trend rate		2045 years
Mortality assumption	PRI-2012
Discount rate	5.07
Actuarial assumption of discount rates [member] | Staff Retirement Plan [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	€ 244
Actuarial assumption of discount rates [member] | Staff Retirement Plan [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	287
Actuarial assumption of discount rates [member] | Restoration Plans [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	5
Actuarial assumption of discount rates [member] | Restoration Plans [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	6
Actuarial assumption of discount rates [member] | Intelsat Postretirement Benefit Plan [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	16
Actuarial assumption of discount rates [member] | Intelsat Postretirement Benefit Plan [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	18
Actuarial assumption of discount rates [member] | SES postretirement benefit plan [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	6
Actuarial assumption of discount rates [member] | SES postretirement benefit plan [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	6
Actuarial assumption of expected rates of inflation [member] | Staff Retirement Plan [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	281
Actuarial assumption of expected rates of inflation [member] | Staff Retirement Plan [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	250
Actuarial assumption of expected rates of inflation [member] | Restoration Plans [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	6
Actuarial assumption of expected rates of inflation [member] | Restoration Plans [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	5
Actuarial assumption of medical cost trend rates [member] | Intelsat Postretirement Benefit Plan [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	18
Actuarial assumption of medical cost trend rates [member] | Intelsat Postretirement Benefit Plan [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	16
Actuarial assumption of mortality rates [member] | Staff Retirement Plan [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	254
Actuarial assumption of mortality rates [member] | Staff Retirement Plan [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	274
Actuarial assumption of mortality rates [member] | Restoration Plans [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	5
Actuarial assumption of mortality rates [member] | Restoration Plans [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	6
Actuarial assumption of mortality rates [member] | Intelsat Postretirement Benefit Plan [Member] | Increase Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	16
Actuarial assumption of mortality rates [member] | Intelsat Postretirement Benefit Plan [Member] | Decrease Hundred Basis Points [Member]
Disclosure Of Significant Actuarial Assumptions And Sensitivity Analysis [Line Items]
Present value of defined benefit obligation	€ 18